Average Annual Total Returns		12 Months Ended	60 Months Ended	93 Months Ended
	Feb. 01, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500® Index(reflects no deduction for fees, expenses or taxes)	17.88	14.42	15.13
VanEck Real Assets ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	VanEck Real Assets ETF(return before taxes)	27.20	14.77	7.95
Performance Inception Date	Apr. 09, 2018
VanEck Real Assets ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	VanEck Real Assets ETF(return after taxes on distributions)	26.12	12.75	6.58
VanEck Real Assets ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	VanEck Real Assets ETF (return after taxes on distributions and sale of Fund Shares)	16.21	10.81	5.65
VanEck Real Assets ETF Class | Bloomberg Commodity Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg Commodity Index(reflects no deduction for fees, expenses or taxes)	15.77	10.64	5.67